Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Disclosure of detailed information about property, plant and equipment

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 40 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	3 to 26 years
Program and feature film rights	Up to 5 years

FOR THE YEAR ENDED DECEMBER 31, 2017	NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	ASSETS UNDER CONSTRUCTION	TOTAL(1)
COST
January 1, 2017	58,680	5,572	1,374	65,626
Additions	2,492	70	1,587	4,149
Acquisition through business combinations	653	264	76	993
Transfers	775	77	(1,263)	(411)
Retirements and disposals	(1,105)	(22)	—	(1,127)
December 31, 2017	61,495	5,961	1,774	69,230
ACCUMULATED DEPRECIATION
January 1, 2017	40,233	3,047	—	43,280
Depreciation	2,816	221	—	3,037
Retirements and disposals	(1,054)	(19)	—	(1,073)
Other	(39)	(8)	—	(47)
December 31, 2017	41,956	3,241	—	45,197
NET CARRYING AMOUNT
January 1, 2017	18,447	2,525	1,374	22,346
December 31, 2017	19,539	2,720	1,774	24,033

(1)	Includes assets under finance leases.

FOR THE YEAR ENDED DECEMBER 31, 2016	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	ASSETS UNDER CONSTRUCTION	TOTAL(1)
COST
January 1, 2016		57,233	5,174	1,287	63,694
Additions		2,361	120	1,415	3,896
Acquisition through business combinations		32	282	1	315
Transfers		692	35	(1,325)	(598)
Retirements and disposals		(1,637)	(39)	(4)	(1,680)
Impairment losses recognized in earnings	8	(1)	—	—	(1)
December 31, 2016		58,680	5,572	1,374	65,626
ACCUMULATED DEPRECIATION
January 1, 2016		39,183	2,881	—	42,064
Depreciation		2,672	205	—	2,877
Retirements and disposals		(1,591)	(35)	—	(1,626)
Other		(31)	(4)	—	(35)
December 31, 2016		40,233	3,047	—	43,280
NET CARRYING AMOUNT
January 1, 2016		18,050	2,293	1,287	21,630
December 31, 2016		18,447	2,525	1,374	22,346

(1)	Includes assets under finance leases.

Finance leases

Disclosure of detailed information about intangible assets

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 40 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	3 to 26 years
Program and feature film rights	Up to 5 years

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2017	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2017		7,861	1,159	682	350	10,052	2,333	3,288	2,322	7,943	17,995
Additions		344	31	1,009	7	1,391	—	—	—	—	1,391
Acquired through business combinations		98	830	—	103	1,031	110	246	—	356	1,387
Transfers		407	—	—	—	407	—	—	(1)	(1)	406
Retirements and disposals		(21)	(20)	—	(55)	(96)	—	—	—	—	(96)
Impairment losses recognized in earnings	8	—	—	—	(12)	(12)	—	—	(70)	(70)	(82)
Amortization included in operating costs		—	—	(950)	—	(950)	—	—	—	—	(950)
December 31, 2017		8,689	2,000	741	393	11,823	2,443	3,534	2,251	8,228	20,051
ACCUMULATED AMORTIZATION
January 1, 2017		5,316	513	—	168	5,997	—	—	—	—	5,997
Amortization		672	102	—	39	813	—	—	—	—	813
Retirements and disposals		(21)	—	—	(52)	(73)	—	—	—	—	(73)
Other		9	—	—	—	9	—	—	—	—	9
December 31, 2017		5,976	615	—	155	6,746	—	—	—	—	6,746
NET CARRYING AMOUNT
January 1, 2017		2,545	646	682	182	4,055	2,333	3,288	2,322	7,943	11,998
December 31, 2017		2,713	1,385	741	238	5,077	2,443	3,534	2,251	8,228	13,305

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2016	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2016		6,906	866	577	325	8,674	2,333	3,267	2,334	7,934	16,608
Additions		412	—	973	17	1,402	—	21	—	21	1,423
Acquired through business combinations		—	293	—	8	301	—	—	—	—	301
Transfers		615	—	—	—	615	—	—	—	—	615
Retirements and disposals		(72)	—	—	—	(72)	—	—	—	—	(72)
Business dispositions		—	—	—	—	—	—	—	(4)	(4)	(4)
Impairment losses recognized in earnings	8	—	—	—	—	—	—	—	(8)	(8)	(8)
Amortization included in operating costs		—	—	(868)	—	(868)	—	—	—	—	(868)
December 31, 2016		7,861	1,159	682	350	10,052	2,333	3,288	2,322	7,943	17,995
ACCUMULATED AMORTIZATION
January 1, 2016		4,824	466	—	142	5,432	—	—	—	—	5,432
Amortization		558	47	—	26	631	—	—	—	—	631
Retirements and disposals		(69)	—	—	—	(69)	—	—	—	—	(69)
Other		3	—	—	—	3	—	—	—	—	3
December 31, 2016		5,316	513	—	168	5,997	—	—	—	—	5,997
NET CARRYING AMOUNT
January 1, 2016		2,082	400	577	183	3,242	2,333	3,267	2,334	7,934	11,176
December 31, 2016		2,545	646	682	182	4,055	2,333	3,288	2,322	7,943	11,998

Disclosure of adoption of amended accounting standards
As required, effective January 1, 2017, we adopted the following amended accounting standard.

STANDARD	DESCRIPTION	IMPACT
Amendments to IAS 7 – Statement of Cash Flows
Requires enhanced disclosures about changes in liabilities arising from financing activities, including changes from financing cash flows, changes arising from obtaining or losing control of subsidiaries or other businesses, the effect of changes in foreign exchange rates and changes in fair values.
The required enhanced disclosures have been provided in Note 27, Additional cash flow information.

Disclosure of future changes to accounting standards
The following new or amended standards and interpretation issued by the IASB have an effective date after December 31, 2017 and have not yet been adopted by BCE.

STANDARD	DESCRIPTION	IMPACT	EFFECTIVE DATE
IFRS 15 – Revenue from Contracts with Customers
Establishes principles to record revenues from contracts for the sale of goods or services, unless the contracts are in the scope of IAS 17 – Leases or other IFRSs. Under IFRS 15, revenue is recognized at an amount that reflects the expected consideration receivable in exchange for transferring goods or services to a customer, applying the following five steps:
1. Identify the contract with a
 customer
2. Identify the performance
obligations in the contract
3. Determine the transaction price
4. Allocate the transaction price to the
performance obligations in the
contract
5. Recognize revenue when (or as) the
entity satisfies a performance
obligation
The new standard also provides guidance relating to principal versus agent relationships, licences of intellectual property, contract costs and the measurement and recognition of gains and losses on the sale of certain non-financial assets such as property and equipment. Additional disclosures will also be required under the new standard.

IFRS 15 will principally affect the timing of revenue recognition and how we classify revenues between product and service in our Bell Wireless segment. IFRS 15 will also affect how we account for costs to obtain a contract.

• Under multiple-element arrangements, revenue allocated to a satisfied performance obligation will no longer be limited to the amount that is not contingent upon the satisfaction of additional performance obligations. Although the total revenue recognized during the term of a contract will be largely unaffected, revenue recognition may be accelerated and reflected ahead of the associated cash inflows. This will result in the recognition of a contract asset on the balance sheet, corresponding to the amount of revenue recognized and not yet billed to a customer. The contract asset will be realized over the term of the customer contract.
• As revenues allocated to a satisfied performance obligation are no longer limited to the non-contingent amount, a greater proportion of the total revenue recognized during the term of certain customer contracts will be attributed to a delivered product, resulting in a corresponding decrease in service revenue.
• Sales commissions and any other incremental costs of obtaining a contract with a customer will be recognized on the balance sheet and amortized on a systematic basis that is consistent with the period and pattern of transfer to the customer of the related products or services, except as noted below.

Under IFRS 15, certain practical expedients are permitted both on transition and on an ongoing basis.

• On transition, completed contracts that begin and end within the same annual reporting period and those completed before January 1, 2017 are not restated. Similarly, contracts modified prior to January 1, 2017 are not restated.
• When our right to consideration from a customer corresponds directly with the value to the customer of the products and services transferred to date, we will recognize revenue in the amount to which we have a right to invoice.
• Costs of obtaining a contract that would be amortized within one year or less will be immediately expensed.

We continue to make progress towards adoption of IFRS 15 according to our detailed implementation plan. Changes and enhancements to our existing information technology (IT) systems, business processes, and systems of internal control are being completed. A dedicated project team that leverages key resources throughout the company is in place to effect the necessary changes.

Annual periods beginning on or after January 1, 2018, using a full retrospective approach for all periods presented in the period of adoption.

While our testing and data validation process is ongoing, we expect that the impact of the new standard will be most pronounced in our Bell Wireless segment.

• Although total revenue recognized over the term of a customer contract is not expected to change significantly, our preliminary estimate of the impact of adopting IFRS 15 is a decrease in 2017 service revenues within the range of $1.2 billion to $1.4 billion, with a corresponding increase in product revenue.
• Total operating revenues less operating costs in 2017 is estimated to increase by approximately $0.1 billion.
• Total assets on our January 1, 2017 statement of financial position will increase as we record contract assets and costs to obtain a contract. We currently estimate the value of the gross contract assets to be in the range of $1.1 billion to $1.3 billion and an increase in costs to obtain a contract of approximately $0.3 billion to $0.4 billion, both of which would be recognized through an adjustment to opening retained earnings.
• Total liabilities will increase mainly to reflect a resulting $0.4 billion deferred tax liability, also recognized through an adjustment to opening retained earnings.
• We do not expect that IFRS 15 will impact our cash flows from operating activities.

Amendments to IFRS 2 – Share-based Payment
Clarifies the classification and measurement of cash-settled share-based payment transactions that include a performance condition, share-based payment transactions with a net settlement feature for withholding tax obligations, and modifications of a share-based payment transaction from cash-settled to equity-settled.
	The amendments to IFRS 2 will not have a significant impact on our financial statements.	Annual periods beginning on or after January 1, 2018.
IFRS 9 – Financial Instruments
Sets out the requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy and sell non-financial items. IFRS 9 replaces IAS 39 – Financial Instruments: Recognition and Measurement. The new standard establishes a single classification and measurement approach for financial assets that reflects the business model in which they are managed and their cash flow characteristics. It also provides guidance on an entity’s own credit risk relating to financial liabilities and modifies the hedge accounting model to better link the economics of risk management with its accounting treatment. Additional disclosures will also be required under the new standard.
	The amendments to IFRS 9 will not have a significant impact on our financial statements.	Annual periods beginning on or after January 1, 2018.

IFRS 16 – Leases
Eliminates the distinction between operating and finance leases for lessees, requiring instead that leases be capitalized by recognizing the present value of the lease payments and showing them either as lease assets (right-of-use assets) or together with property, plant and equipment. If lease payments are made over time, an entity recognizes a financial liability representing its obligation to make future lease payments. A depreciation charge for the lease asset is recorded within operating costs and an interest expense on the lease liability is recorded within finance costs.
IFRS 16 does not require a lessee to recognize assets and liabilities for short-term leases and leases of low-value assets, nor does it substantially change lease accounting for lessors.

We continue to make progress towards adoption of IFRS 16 according to our detailed implementation plan. Changes and enhancements to our existing IT systems, business processes and systems of internal control are being designed and tested.
It is not yet possible to make a reliable estimate of the impact of the new standard on our financial statements.
Annual periods beginning on or after January 1, 2019, using either a full retrospective approach for all periods presented in the period of adoption or a modified retrospective approach.
International Financial Reporting Interpretations Committee (IFRIC) 23 – Uncertainty over Income Tax Treatments
IFRIC 23 clarifies the application of recognition and measurement requirements in IAS 12 - Income Taxes when there is uncertainty over income tax treatments. It specifically addresses whether an entity considers uncertain tax treatments separately or as a group, the assumptions an entity makes about the examination of tax treatments by taxation authorities, how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates and how an entity considers changes in facts and circumstances.
	We are currently evaluating the impact of IFRIC 23 on our financial statements.	Annual periods beginning on or after January 1, 2019, using either a full retrospective or a modified retrospective approach.